STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SCHEDULE OF SHARE BASED STOCK OPTION VALUATION ASSUMPTIONS
	2021	2020
Risk-free interest rate	0.69%	0.93%
Volatility	232.69%	241.88%
Exercise price	$1.25	$1.37
Dividend yield	0%	0%
Forfeiture rate	0%	0%
Expected life (years)	3	10

SCHEDULE OF STOCK OPTION ACTIVITY

The summary of option activity for the nine months ended September 30, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Total Intrinsic Value
Outstanding at December 31, 2019	2,715,000	$1.50	9.48	$	N/A	[1]
Granted	1,340,000	1.25
Exercised	(254,057)	1.02
Outstanding at December 31, 2020	3,800,943	$1.36	8.82		$123,600
Granted	732,500	1.25
Forfeited	(760,626)	1.25
Outstanding at September 30, 2021	3,772,817	$1.37	8.13		$97,850
Exercisable at September 30, 2021	3,074,476	$1.39	3.77		$97,850

1	Total intrinsic value for stock options outstanding as at December 31, 2019 is not available as it was not disclosed in the previous years filings.

The summary of option activity for the years ended December 31, 2020 and 2019 is as follows:

		Weighted	Weighted
		Average	Average	Total
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Outstanding at December 31, 2018	265,000	$1.50
Granted	2,450,000	$1.01
Exercised	-	$-
Forfeited	-	$-
Outstanding at December 31, 2019	2,715,000	$1.50
Granted	1,340,000	$1.25
Exercised	(254,057)	$1.02
Forfeited	-	$-
Outstanding at December 31, 2020	3,800,943	$1.36	8.82	$123,600
Exercisable at December 31, 2020	2,755,110	$1.40

SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE

	Number of	Number of		Remaining
Exercise	Options	Options		Life in	Intrinsic
Price	Outstanding	Exercisable	Term	Years	Value
$1.01	515,000	515,000	10 years	7.93 - 8.03	$123,600
$1.25	890,000	14,167	10 years	9.81 - 9.92	-
$1.37	200,000	30,000	10 years	9.63	-
$1.50	2,195,943	2,195,943	10 years	8.53	-
	3,800,943	2,755,110			$123,600

SCHEDULE OF OPTIONS OUTSTANDING AND ISSUED

	Number	Weighted Average Exercise Price
December 30, 2019	113,637	$3.00
Issued on Somah acquisition (Note 4)	3,000,000	5.00
Issued	280,014	1.38
December 30, 2020	3,393,651	$2.13
Issued	1,044,396	2.25
September 30, 2021	4,438,047	$2.16